SIGNIFICANT ACCOUNTING POLICIES, Consolidation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Telcosur [Member]
Subsidiaries [Abstract]
Company	Telcosur	Telcosur	Telcosur
Incorporation country	Argentina	Argentina	Argentina
Closing date	December 31	December 31	December 31
Main activity	Telecommunication services	Telecommunication services	Telecommunication services
Telcosur [Member] | Direct [Member]
Subsidiaries [Abstract]
Shareholding and voting	99.98%	99.98%	99.98%
Telcosur [Member] | Indirect [Member]
Subsidiaries [Abstract]
Shareholding and voting	0.00%	0.00%	0.00%
CTG [Member]
Subsidiaries [Abstract]
Company		CTG	CTG
Incorporation country		Argentina	Argentina
Closing date		December 31	December 31
Main activity		Electricity related services	Electricity related services
CTG [Member] | Direct [Member]
Subsidiaries [Abstract]
Shareholding and voting		100.00%	100.00%
CTG [Member] | Indirect [Member]
Subsidiaries [Abstract]
Shareholding and voting		0.00%	0.00%
TGSLatam [Member]
Subsidiaries [Abstract]
Company			TGSLatam
Incorporation country			Bolivia
Closing date			December 31
Main activity			Hydrocarbons and Electricity related services
TGSLatam [Member] | Direct [Member]
Subsidiaries [Abstract]
Shareholding and voting			80.00%
TGSLatam [Member] | Indirect [Member]
Subsidiaries [Abstract]
Shareholding and voting			100.00%
Link [Member]
Associates [Abstract]
Company	Link
Incorporation country	Argentina
Shareholding and voting	49.00%
Closing date	December 31
Main activity	Pipeline exploitation and construction
EGS [Member]
Associates [Abstract]
Company			EGS
Shareholding and voting			49.00%
Closing date			March 2023
TGU [Member]
Associates [Abstract]
Company		TGU	TGU
Shareholding and voting		49.00%	49.00%
Closing date		December 26, 2024	December 26, 2024